UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  February 26, 2012

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     1140 12277.00 SH       SOLE                 12277.00
Abbott Labs                    Com              002824100     1074 16398.00 SH       SOLE                 16398.00
Altria Group Incorporated      Com              02209S103     1066 33899.00 SH       SOLE                 33899.00
American Wtr Wks Company Incor Com              030420103      983 26468.00 SH       SOLE                 26468.00
At&t Incorporated              Com              00206R102     1166 34591.00 SH       SOLE                 34591.00
Bank Of America Corporation    Com              060505104      158 13650.00 SH       SOLE                 13650.00
Becton Dickinson & Company     Com              075887109     1101 14086.00 SH       SOLE                 14086.00
Bristol Myers Squibb Company   Com              110122108      987 30295.00 SH       SOLE                 30295.00
Chevron Corporation New        Com              166764100     1262 11668.00 SH       SOLE                 11668.00
Chubb Corporation              Com              171232101     1182 15687.00 SH       SOLE                 15687.00
Clorox Company Del             Com              189054109      968 13214.00 SH       SOLE                 13214.00
Diageo P L C Spon Adr New (UNI Com              25243Q205     1122  9626.00 SH       SOLE                  9626.00
Duke Energy Corporation New Co Com              26441C204     1028 16116.00 SH       SOLE                 16116.00
Eastover Holding Company (PRIV Com              277900916        0 10000.00 SH       SOLE                 10000.00
Emerson Electric Co            Com              291011104      207  3915.00 SH       SOLE                  3915.00
Exxon Mobil Corporation        Com              30231G102     1046 12091.00 SH       SOLE                 12091.00
Fluor Corporation New          Com              343412102     1130 19237.00 SH       SOLE                 19237.00
Honeywell International Incorp Com              438516106     1188 18725.00 SH       SOLE                 18725.00
Intel Corp                     Com              458140100      922 44727.00 SH       SOLE                 44727.00
International Business Machine Com              459200101     1044  5452.00 SH       SOLE                  5452.00
Johnson & Johnson              Com              478160104     1095 15614.00 SH       SOLE                 15614.00
Kimberly Clark Corporation     Com              494368103     1040 12312.00 SH       SOLE                 12312.00
Kinder Morgan Energy Partners  Com              494550106     1001 12548.00 SH       SOLE                 12548.00
McDonalds Corp                 Com              580135101     1096 12423.00 SH       SOLE                 12423.00
Merck                          Com              589331107     1096 26779.00 SH       SOLE                 26779.00
Microsoft Corporation          Com              594918104      986 36916.00 SH       SOLE                 36916.00
Oracle Corp Com                Com              68389X105     1031 30933.00 SH       SOLE                 30933.00
Pepsico Inc                    Com              713448108     1090 15923.00 SH       SOLE                 15923.00
Procter & Gamble Co            Com              742718109     1148 16910.00 SH       SOLE                 16910.00
Target Corp                    Com              87612E106      864 14601.00 SH       SOLE                 14601.00
Tortoise Energy Infrstrctr Cp  Com              89147L100      896 23650.00 SH       SOLE                 23650.00
Verizon Communications         Com              92343V104     1111 25672.00 SH       SOLE                 25672.00
Yadkin Valley Financial Corpor Com              984314104      108 36689.00 SH       SOLE                 36689.00
Ishares Tr Index Dj Sel Div In                  464287168      186 3249.000 SH       SOLE                 3249.000
Ishares Tr Us Pfd Stk Idx                       464288687      203     5135 SH       SOLE                     5135
Federated Strategic Value Divi                  314172586      259 52078.394SH       SOLE                52078.394
Nuveen High Yield Municipal Bo                  67065Q749       88 5145.458 SH       SOLE                 5145.458
Spdr Gold Tr Gold Shs                           78463V107      336 2075.000 SH       SOLE                 2075.000
Blackrock Global Allocation Fu                  09251T103      315 15975.344SH       SOLE                15975.344